LONG-TERM INVESTMENTS, NET - Estimated fair value of available-for-sale debt investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LONG-TERM INVESTMENTS, NET
Due in 1 year through 5 years	¥ 5,126,289	¥ 7,813,655
Total	¥ 5,126,289	¥ 7,813,655